Derivatives - BS Location (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	$ 296	$ 256
Fair Value of Derivative Instruments, Liabilities	69	43
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	233	190
Fair Value of Derivative Instruments, Liabilities	18	10
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	148	116
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	61	47
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	14	2
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	3	1
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	2,815	1,865
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,240	656
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities		4
Derivatives designated as hedging instruments | Commodity price swap contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount		20
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	24	27
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	1	3
Derivatives designated as hedging instruments | Interest rate swap contracts | Noncurrent balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	1,753	1,003
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	63	66
Fair Value of Derivative Instruments, Liabilities	51	33
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Assets	63	66
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Fair Value of Derivative Instruments, Liabilities	51	33
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Current balance sheet location
Location and Fair Value Amount of Derivative Instruments
Derivative Notional Amount	$ 5,359	$ 6,582